Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 27,499	$ 22,128	$ 19,077	$ 21,588	$ 17,092	$ 15,542	$ 14,451	$ 12,483	$ 10,915	$ 9,133	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 26,995	21,888	19,009	21,677	17,290	15,843	14,842	12,915	11,380	9,593	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 28,379	22,895	19,786	22,450	17,818	16,246	15,143	13,111	11,493	9,642	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 30,134	24,173	20,774	23,435	18,493	16,761	15,533	13,369	11,645	9,707	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 29,837	23,951	20,598	23,251	18,363	16,656	15,448	13,309	11,608	9,689	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,439	9,950	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	$ 25,741	$ 21,165	$ 25,040	$ 19,260	$ 16,727	$ 16,044	$ 13,607	$ 11,472	$ 9,939	$ 10,000